Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	81.61
Total Transaction Valuation	590,916.81
Total Offset Amount	0.00
Net Fee	$ 81.61